UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2022	$ 14,731	$ 41,564,418	$ 898,133	$ 5,257,627	$ (2,298,284)	$ 45,436,625
Balance at the beginning (in shares) at Dec. 31, 2022	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,079)		(4,079)
Foreign currency translation adjustments					(2,147,417)	(2,147,417)
Balance at the end at Jun. 30, 2023	$ 14,731	41,564,418	898,133	5,253,548	(4,445,701)	43,285,129
Balance at the end (in shares) at Jun. 30, 2023	1,534,487
Balance at the beginning at Dec. 31, 2023	$ 14,731	41,564,418	898,133	3,412,457	(3,529,628)	$ 42,360,111
Balance at the beginning (in shares) at Dec. 31, 2023	1,534,487					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,740,418)		$ (1,740,418)
Foreign currency translation adjustments					(930,102)	(930,102)
Balance at the end at Jun. 30, 2024	$ 14,731	$ 41,564,418	$ 898,133	$ 1,672,039	$ (4,459,730)	$ 39,689,591
Balance at the end (in shares) at Jun. 30, 2024	1,534,487					1,534,487